Unaudited Half Year Report - Additional Information (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Disclosure of instruments with potential future dilutive effect not included in calculation of diluted earnings per share [line items]
Derivative financial instruments	$ 5,368,624	$ 426,553	$ 866,278
Borrowings	$ 31,668,810	30,856,176	$ 29,895,899
Convertible Note
Disclosure of instruments with potential future dilutive effect not included in calculation of diluted earnings per share [line items]
Notional amount		$ 29,452,429